CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,069,844	$ 2,716,378	$ 13,054,652
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Depreciation and amortization	1,564,973	1,601,197	2,007,263
Share-based compensation expense		86,799	105,605
(Increase) Decrease In:
Accounts receivable	(2,465,695)	2,315,342	(34,717,230)
Inventories	(8,943,726)	7,415,620	10,727,118
Advance to suppliers	27,333,681	(36,557,323)	(16,318,824)
Other current assets	(1,543,260)	4,590,616	(3,151,939)
Notes receivable - bank acceptance notes	(2,027,502)	10,457,537	6,785,312
Notes receivable from related party - bank acceptance notes	(11,084,891)	(1,830,208)	3,024,895
Accounts receivable from related party		20,799	686,688
Increase (Decrease) In:
Accounts payable	(68,361)	(376,169)	(1,545,190)
Customer deposits	2,523,669	(75,312)	(373,853)
Income tax payable	(158,812)	386,561	(657,793)
Other payables and accrued expenses	744,552	480,773	229,913
Due to related party	16,911
Due to shareholder	50,000
Net cash provided by (used in) operating activities	10,011,383	(8,767,390)	(20,143,383)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(16,361)	(32,856)	(156,288)
Withdraw (Prepayment) for purchases of plant and equipment	8,071,937	(1,584)	(5,941)
Disposal of property, plant and equipment		1,458
Net cash provided by (used in) investing activities	8,055,576	(32,982)	(162,229)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in restricted cash	(6,376,171)	(5,642,598)	(5,965,883)
Proceeds from short-term bank loans	41,531,691	68,716,602	75,184,567
Repayments of short-term bank loans	(66,189,540)	(66,384,299)	(65,543,772)
Proceeds from long-term bank loans			4,718,094
Repayments of long-term bank loans	(4,581,002)	(316,877)
Proceeds from notes payable-bank acceptance notes	98,467,000	76,842,639	50,433,168
Repayment of notes payable-bank acceptance notes	(84,912,143)	(64,959,757)	(51,598,637)
Repurchase of common share		(96,608)
IPO compensation			440,955
Net cash provided by (used in) financing activities	(22,060,165)	8,159,102	7,668,492
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,993,206)	(641,270)	(12,637,120)
Effect of exchange rate changes on cash	3,135,892	1,069,773	1,882,399
Cash and cash equivalents at beginning of period	1,996,764	1,568,261	12,322,982
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,139,450	1,996,764	1,568,261
Cash paid during the periods:
Income taxes paid	1,095,357	310,355	2,863,026
Interest paid	2,865,902	3,676,992	2,998,929
Non-cash transactions:
Appropriation to statutory reserve	$ 436,672	$ 294,219	$ 1,210,351